Supplemental Information	12 Months Ended
Dec. 31, 2010
Supplemental Information [Abstract]
Supplemental Information

Note 24—Supplemental Information

The following table represents the significant items for the results of operations on a quarterly basis for the years ended December 31, 2010 and 2009:

	Three months ended March 31, 2010	Three months ended June 30, 2010	Three months ended September 30, 2010	Three months ended December 31, 2010	Total
Revenues	$37,489	$46,337	$63,122	$69,507	$216,455
Gross profit	2,250	5,094	6,485	7,803	21,632
Selling, general, and administrative expenses	5,086	5,731	5,782	5,588	22,187
Income (loss) from operations	(2,977)	(637)	(6,633)	2,198	(8,049)
Other income (expense), net	(55)	3,011	(811)	(18,247)	(16,102)
Net loss attributable to noncontrolling interest	—	—	—	—	—
Net income (loss) attributable to the Company	3,081	(392)	(7,617)	(16,660)	(21,588)

	Three months ended March 31, 2009	Three months ended June 30, 2009	Three months ended September 30, 2009	Three months ended December 31, 2009	Total
Revenues	$18,964	$30,132	$42,689	$39,716	$131,501
Gross profit (loss)	(2,016)	(859)	1,976	3,850	2,951
Selling, general, and administrative expenses	5,073	7,200	7,643	5,649	25,565
Loss from operations	(7,089)	(8,059)	(3,413)	(2,632)	(21,193)
Other income (expense), net	1,970	160	(2,988)	(506)	(1,364)
Net loss attributable to noncontrolling interest	2,951	1,941	1,448	1,613	7,953
Net loss attributable to the Company	(1,223)	(4,026)	(3,515)	(52,141)	(60,905)